SCHEDULE OF CONCENTRATIONS RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenues	$ 3,951,649	$ 6,825,879	$ 4,169,931
Customer A [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 70,829	$ 208,206
Customer assets percentage	49.00%	12.00%
Customer A [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 223,994	$ 121,130
Customer assets percentage	47.00%	36.00%
Customer A [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 892,015	$ 2,029,487	$ 155,649
Customer assets percentage	24.00%	30.00%	4.00%
Customer A [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 915,637	$ 424,761
Customer assets percentage	63.00%	10.00%
Customer A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 987,282	$ 1,242,479
Customer assets percentage	28.00%	28.00%
Customer B [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 67,999	$ 129,337
Customer assets percentage	48.00%	7.00%
Customer B [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 119,609	$ 118,918
Customer assets percentage	25.00%	35.00%
Customer B [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 876,610	$ 4,003,100	$ 2,023,154
Customer assets percentage	23.00%	58.00%	49.00%
Customer B [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 288,401	$ 3,520,014
Customer assets percentage	20.00%	84.00%
Customer B [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 321,688
Customer assets percentage	9.00%
Customer C [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 2,857
Customer assets percentage	2.00%
Customer C [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 88,162	$ 87,652
Customer assets percentage	19.00%	26.00%
Customer C [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 728,783	$ 132,387
Customer assets percentage	20.00%	2.00%
Customer C [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 172,758	$ 132,748
Customer assets percentage	12.00%	3.00%
Customer C [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 267,784
Customer assets percentage	8.00%
Customer D [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues		$ 1,104,595
Customer assets percentage		64.00%
Customer D [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 28,183
Customer assets percentage	5.00%
Customer D [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 645,511		$ 636,467
Customer assets percentage	17.00%		15.00%
Customer D [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 50,430
Customer assets percentage	3.00%
Customer D [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 167,278
Customer assets percentage	5.00%
Customer E [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues		$ 206,913
Customer assets percentage		12.00%
Customer E [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 9,870	$ 9,813
Customer assets percentage	2.00%	2.00%
Customer E [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 100,367
Customer assets percentage	3.00%
Customer E [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 13,702
Customer assets percentage	1.00%
Customer E [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 164,876
Customer assets percentage	5.00%
Customer F [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues		$ 8,048
Customer assets percentage		1.00%
Customer F [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues		$ 2,243
Customer assets percentage		1.00%
Customer F [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 483,285
Customer assets percentage		7.00%
Customer F [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues		$ 39,367
Customer assets percentage		1.00%
Customer F [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 407,880	$ 513,533
Customer assets percentage		9.00%	16.00%
Customer G [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 33,335
Customer assets percentage		1.00%
Customer G [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues		$ 20,776
Customer assets percentage		1.00%
Customer G [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 239,673
Customer assets percentage		5.00%
Customer H [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 490,940
Customer assets percentage			12.00%
Customer H [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 223,995
Customer assets percentage		5.00%
Customer I [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 356,516
Customer assets percentage			9.00%
Customer I [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 163,748
Customer assets percentage		4.00%
Customer J [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 383,152
Customer assets percentage			12.00%
Customer K [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 255,586
Customer assets percentage			8.00%
Customer L [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 252,014
Customer assets percentage			8.00%
Customer M [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 222,456
Customer assets percentage			7.00%